Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 7:-	INTANGIBLE ASSETS, NET

a.	Intangible assets:

December 31,
2011

Original amounts:

Technology	$8,600
Trademarks	800
Customer relationships *)	8,200

17,600

Accumulated amortization:

Technology	1,165
Trademarks	379
Customer relationships	2,617

4,161

Other intangible assets, net	$13,439

*)	Including functional currency translation adjustments related to Brazilian subsidiary.

b.	Amortization expense amounted to $ 4,161 for the year ended December 31, 2011.

c.	The estimated future amortization expense of other intangible assets as of December 31, 2011 is as follows:

December 31,

2012	$3,526
2013	2,578
2014	2,159
2015	1,880
2016 and thereafter	3,296

$13,439